Quarterly Holdings Report
for
Fidelity® Climate Action Fund
August 31, 2026
CLA-NPRT1-1026
1.9901892.105
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Lynas Rare Earths Ltd (a)	10,433	117,595
CANADA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	3,123	308,427
CHINA - 1.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
BYD Co Ltd A Shares (China)	29,538	387,701
Industrials - 1.0%
Electrical Equipment - 0.6%
Sungrow Power Supply Co Ltd A Shares (China)	20,760	282,680
Machinery - 0.4%
UBTech Robotics Corp Ltd H Shares (a)	14,134	152,908
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	17,000	91,834
		244,742
TOTAL INDUSTRIALS		527,422
TOTAL CHINA		915,123
DENMARK - 1.0%
Industrials - 1.0%
Electrical Equipment - 1.0%
Vestas Wind Systems A/S	18,694	619,907
FRANCE - 0.7%
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
EssilorLuxottica SA	1,377	255,541
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
SOITEC (a)	1,455	194,187
TOTAL FRANCE		449,728
GERMANY - 1.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (a)	1,775	61,965
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)	2,514	255,448
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
AIXTRON SE	1,947	80,940
Infineon Technologies AG	4,366	284,607
TOTAL INFORMATION TECHNOLOGY		365,547
Materials - 0.2%
Chemicals - 0.2%
Wacker Chemie AG (a)	1,307	142,478
TOTAL GERMANY		825,438
HONG KONG - 0.7%
Industrials - 0.7%
Machinery - 0.7%
Techtronic Industries Co Ltd	25,819	446,322
ISRAEL - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Enlight Renewable Energy Ltd (a)	1,578	123,181
ITALY - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	2,572	359,506
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	10,149	367,901
KOREA (SOUTH) - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	597	730,919
SOUTH AFRICA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Scatec ASA (a)(b)(c)	17,179	177,513
UNITED KINGDOM - 0.4%
Industrials - 0.3%
Electrical Equipment - 0.3%
Ceres Power Holdings PLC (a)	30,313	161,339
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
IQE PLC (a)	134,076	87,566
TOTAL UNITED KINGDOM		248,905
UNITED STATES - 88.5%
Communication Services - 6.4%
Interactive Media & Services - 6.4%
Alphabet Inc Class A	11,567	3,925,261
Consumer Discretionary - 8.3%
Automobiles - 2.4%
Tesla Inc (a)	4,020	1,479,159
Broadline Retail - 3.0%
Amazon.com Inc (a)	4,418	1,147,664
Etsy Inc (a)	8,581	697,893
		1,845,557
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp	1,689	179,456
Leisure Products - 0.3%
YETI Holdings Inc (a)	4,852	199,175
Specialty Retail - 2.3%
Lowe's Cos Inc	3,724	762,303
Williams-Sonoma Inc	2,762	630,426
		1,392,729
TOTAL CONSUMER DISCRETIONARY		5,096,076
Consumer Staples - 1.0%
Personal Care Products - 1.0%
Kenvue Inc	33,245	627,666
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Centrus Energy Corp Class A (a)	503	86,214
Financials - 9.2%
Capital Markets - 5.4%
Intercontinental Exchange Inc	2,172	349,040
MarketAxess Holdings Inc	3,899	634,094
Moody's Corp	1,643	829,124
Morgan Stanley	6,435	1,372,715
MSCI Inc	202	115,269
		3,300,242
Consumer Finance - 1.4%
American Express Co	1,213	400,496
Capital One Financial Corp	2,152	461,626
		862,122
Financial Services - 1.6%
Visa Inc Class A	2,565	973,084
Insurance - 0.8%
Marsh & McLennan Cos Inc	2,849	540,740
TOTAL FINANCIALS		5,676,188
Health Care - 14.8%
Biotechnology - 1.8%
Gilead Sciences Inc	7,419	1,085,696
Health Care Equipment & Supplies - 0.3%
Intuitive Surgical Inc (a)	548	206,519
Health Care Providers & Services - 2.0%
Cencora Inc	1,157	374,405
Elevance Health Inc	2,195	861,626
		1,236,031
Life Sciences Tools & Services - 6.2%
Agilent Technologies Inc	3,619	555,734
Bruker Corp	6,631	384,664
Danaher Corp	3,483	743,829
Mettler-Toledo International Inc (a)	182	255,735
Repligen Corp (a)	3,071	555,790
Thermo Fisher Scientific Inc	2,023	1,248,394
		3,744,146
Pharmaceuticals - 4.5%
Haleon PLC	146,654	730,492
Johnson & Johnson	3,867	1,028,042
Ligand Pharmaceuticals Inc (a)	895	254,269
Roche Holding AG	1,769	772,071
		2,784,874
TOTAL HEALTH CARE		9,057,266
Industrials - 13.7%
Building Products - 1.0%
Trane Technologies PLC	1,439	639,492
Commercial Services & Supplies - 2.3%
Clean Harbors Inc (a)	3,402	1,072,481
Veralto Corp	3,389	334,053
		1,406,534
Construction & Engineering - 1.5%
Fluor Corp (a)	5,791	315,667
Quanta Services Inc	953	578,557
		894,224
Electrical Equipment - 2.6%
Acuity Inc	1,560	517,592
Eaton Corp PLC	1,138	457,339
Generac Holdings Inc (a)	532	98,622
Nextpower Inc (a)	6,471	530,817
		1,604,370
Industrial Conglomerates - 0.6%
3M Co	2,232	383,525
Machinery - 3.8%
Deere & Co	1,940	1,270,526
Flowserve Corp	5,235	414,036
Ingersoll Rand Inc	4,689	361,287
Proto Labs Inc (a)	3,451	276,287
		2,322,136
Professional Services - 1.4%
KBR Inc	6,022	225,825
UL Solutions Inc Class A	5,417	403,675
Verisk Analytics Inc	1,196	231,761
		861,261
Trading Companies & Distributors - 0.5%
QXO Inc (a)	24,288	322,544
TOTAL INDUSTRIALS		8,434,086
Information Technology - 33.5%
Communications Equipment - 2.1%
Ciena Corp (a)	938	359,066
Lumentum Holdings Inc (a)	399	364,989
Motorola Solutions Inc	1,140	553,243
		1,277,298
Electronic Equipment, Instruments & Components - 3.5%
Amphenol Corp Class A	3,717	589,330
Flex Ltd (a)	3,765	411,326
Keysight Technologies Inc (a)	3,186	1,028,123
Mirion Technologies Inc Class A (a)	6,884	103,742
		2,132,521
IT Services - 1.0%
IBM Corporation	2,726	637,529
Semiconductors & Semiconductor Equipment - 12.6%
Advanced Micro Devices Inc (a)	1,833	862,830
Aehr Test Systems (a)	1,693	134,203
Applied Materials Inc	1,526	699,503
First Solar Inc (a)	2,674	539,881
MACOM Technology Solutions Holdings Inc (a)	2,040	538,213
Monolithic Power Systems Inc	236	299,194
NVIDIA Corp	18,869	4,165,898
QUALCOMM Inc	2,464	420,063
		7,659,785
Software - 8.2%
Microsoft Corp	5,204	2,639,937
Palo Alto Networks Inc (a)	2,891	1,104,738
Samsara Inc Class A (a)	4,981	203,474
Synopsys Inc (a)	840	369,256
Zoom Communications Inc Class A (a)	7,743	748,593
		5,065,998
Technology Hardware, Storage & Peripherals - 6.1%
Apple Inc	11,882	3,764,812
TOTAL INFORMATION TECHNOLOGY		20,537,943
Materials - 1.5%
Chemicals - 1.1%
Linde PLC	1,150	563,017
Perimeter Solutions Inc (a)	3,192	97,356
		660,373
Metals & Mining - 0.4%
MP Materials Corp (a)	4,791	262,307
TOTAL MATERIALS		922,680
TOTAL UNITED STATES		54,363,380
TOTAL COMMON STOCKS (Cost $40,661,619)		60,053,845

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(d)(e)	400	5,212
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series E2 (d)(e)	713	19,608
TOTAL UNITED STATES		24,820
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,330)		24,820

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,191,095)	3.69	1,190,866	1,191,104

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $41,873,044)	61,269,769
NET OTHER ASSETS (LIABILITIES) - 0.3%	202,446
NET ASSETS - 100.0%	61,472,215

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $177,513 or 0.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $177,513 or 0.3% of net assets.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,820 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	8,330

Illuminated Holdings Inc Series E2	9/27/2023	12,000

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,103,657	4,207,155	4,119,716	8,079	(1)	9	1,191,104	1,190,866
	1,103,657	4,207,155	4,119,716	8,079	(1)	9	1,191,104

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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